Note 11 - Share Capital (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	Restricted Shares ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2019	8,568	5,588,047	4,343,351	9,939,966
Options exercised	-	(2,388,416)	-	(2,388,416)
Restricted share rights vested	(270,815)	-	-	(270,815)
Warrants exercised	-	-	(802,566)	(802,566)
Share-based compensation	288,552	2,335,974	-	2,624,526
Balance at November 30, 2020	26,305	5,535,605	3,540,785	9,102,695
Options exercised	-	(751,727)	-	(751,727)
Restricted share rights vested	(105,190)	-	-	(105,190)
Share-based compensation	116,284	1,744,490	-	1,860,774
Balance at November 30, 2021	37,399	6,528,368	3,540,785	10,106,552

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2019	12,463,000	1.15
Granted	2,695,000	2.48
Exercised(1)	(4,359,750)	1.07
Expired/Forfeited	(66,250)	0.80
Balance at November 30, 2020	10,732,000	1.51
Granted	3,015,000	1.84
Exercised(2)	(1,197,850)	1.00
Expired	(105,000)	2.50
Balance at November 30, 2021	12,444,150	1.63

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	November 30, 2021	November 30, 2020
Risk-free interest rate	1.03%	0.35%
Expected life (years)	2.74	2.43
Expected volatility	59.80%	59.25%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	3.82%	2.45%

Disclosure of range of exercise prices of outstanding share options [text block]
			Options Outstanding			Options Exercisable
Exercise Prices			Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$0.78	-	$0.84	1,787,500	0.78	1.99	1,787,500	0.78	1.99
$0.85	-	$1.05	2,224,500	1.05	2.71	2,224,500	1.05	2.71
$1.06	-	$1.72	3,455,000	1.59	0.88	3,380,000	1.59	0.79
$1.73	-	$1.84	2,745,000	1.83	4.81	746,250	1.82	4.45
$1.85	-	$3.38	2,232,150	2.74	3.59	1,640,900	2.76	3.62
			12,444,150	1.63	2.72	9,779,150	1.53	2.20

Disclosure of earnings per share [text block]
	Year ended November 30, 2021			Year ended November 30, 2020
	Income for	Weighted	Income	Loss for	Weighted	Loss
	the period	average shares	per share	the year	average shares	per share
	($)	outstanding	($)	($)	outstanding	($)
Basic income (loss) per share	100,355,240	149,407,112	0.67	(11,087,643)	146,046,711	(0.08)
Effect of dilutive securities:
Stock options	-	3,102,078	-	-	-	-
Diluted income (loss) per share	100,355,240	152,509,190	0.66	(11,087,643)	146,046,711	(0.08)

Restricted share rights [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2019	207,488	1.05
Granted	67,750	2.88
Vested	(226,198)	1.20
Balance at November 30, 2020	49,040	2.88
Granted	50,000	1.83
Vested	(36,540)	2.88
Balance at November 30, 2021	62,500	2.04